FOR USE BY BANKS ONLY
                                                             October 4, 1996
                           DREYFUS GNMA FUND, INC.
               Supplement to Prospectus Dated September 2, 1996
All mutual fund shares involve certain investment risks, including the possible loss of principal.
                                                              265s100496BNK